5 TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of trade receivables
		Consolidated
	12/31/2019	12/31/2018
Trade receivables
Third parties
Domestic market	1,118,632	1,369,396
Foreign market	1,003,905	852,821
	2,122,537	2,222,217
Allowance for doubtful debts	(245,194)	(237,352)
	1,877,343	1,984,865
Related Parties (note 18 b)	170,588	93,317
	2,047,931	2,078,182

Schedule of gross trade receivables from third parties

The breakdown of gross trade receivables from third parties is as follows:

		Consolidated
	12/31/2019	12/31/2018
Current	1,739,746	1,514,847
Past-due up to 30 days	132,845	177,287
Past-due up to 180 days	23,877	47,684
Past-due over 180 days	226,069	482,399
	2,122,537	2,222,217

Schedule of allowance for doubtful debts

The movements in the Group’s allowance for doubtful debts are as follows

	Consolidated
	12/31/2019	12/31/2018
Opening balance	(237,352)	(191,979)
Expected credit losses	(43,313)	(53,706)
Recovery of receivables	35,471	8,333
Closing balance	(245,194)	(237,352)